UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      028-04914

Northeast Investors Trust
(Exact name of registrant as specified in charter)

150 Federal Street, Room 1000
Boston, MA 02110
(Address of principal executive offices) (Zip code)

David Randall
150 Federal Street, Room 1000
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:     617-523-3588

Date of fiscal year end:  September 30, 2004

Date of reporting period:  March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                               Semi-Annual Report
                             For the Period Ending
                                 March 31, 2004


Table of Contents
Letter to Shareholders                                          1
Historical Information                                          2
Summary of Net Assets                                           4
Schedule of Investments                                         5
Financial Statements                                            13
Financial Highlights                                            16
Notes to the Financial Statements                               17
Trustees & Officers                                             20

Dear Fellow Shareholders,

In the first half of fiscal 2004, the high yield market reached new highs but then subsequently backed off of those peak levels. Yields and yield spreads in the high yield market bottomed in early January but still remain historically low.

As we have communicated before, we had positioned the portfolio defensively in 2003, apprehensive about the twin risks of a rise in interest rates and of a widening of credit spreads in high yield bonds. We had concentrated our purchases in the last twelve months in higher quality, shorter-term bonds, and those securities have fared relatively well recently as the high yield market has retreated.

Although we had been too early in structuring our portfolio this way, this strategy has benefited the Trust in the current fiscal year, with our performance exceeding that of the high yield market in general. We also benefited from the appreciation of a few large positions at the other end of the credit spectrum. In the first six months of fiscal 2004, Northeast Investors Trust reported a total return of 10.2% versus a return of 8.3% on the Merrill Lynch Master II High Yield Index.

With the rise in bond yields that has occurred in the spring of 2004, we have begun selectively to tilt the portfolio toward longer duration securities. We have taken this step with caution, however, as the yields on Treasury bonds had risen significantly faster than had those of high yield bonds, suggesting potential further pressure on the high yield market.

It should be mentioned that there has been a noticeable pickup in the volatility of the market as of this writing. However, our positioning of the portfolio has helped us withstand some of the impact of this volatility, and the outperformance that we witnessed in the first half of the fiscal year has continued into the third fiscal quarter.

We are pleased to have performed well in this period which has included both market strength and weakness, as perhaps it indicates the versatility of our value approach. Should interest rates rise or should market volatility present buying opportunities, our strategy would be to buy higher yielding, albeit somewhat more volatile, securities at such time.

Respectfully Submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004 (b)           21,224        229,444,750       7.57      1,736,848,980         0.34          0.0000        7.42
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.
(b) For the six months ended March 31, 2004.

Average Annual Total Return (unaudited)

One year ended March 31, 2004                                           18.30%
Five years ended March 31, 2004                                          3.32%
Ten years ended March 30, 2004                                           6.76%

SEC Yield (unaudited)

Yield calculated as of March 31, 2004:                                   7.53%

Summary of Net Assets
March 31, 2004 (unaudited)
                                                                                        % of
                                                                Value                   Net Assets
Corporate Bonds & Notes
Advanced Materials                                              $5,037,029              0.29%
Advertising                                                     20,653,600              1.19%
Automotive & Truck                                              44,040,625              2.54%
Building & Construction                                          7,100,067              0.41%
Chemicals                                                       67,979,052              3.91%
Clothing                                                        10,800,000              0.62%
Conglomerate                                                    14,373,000              0.83%
Electrical Utilities                                           194,481,187             11.20%
Energy/Natural Resources                                       162,554,417              9.36%
Entertainment                                                   40,069,695              2.31%
Financial Services                                              32,337,987              1.86%
Food & Beverage                                                 28,753,210              1.66%
Food Processing                                                  2,386,060              0.14%
Food Service                                                    20,799,375              1.20%
Funeral Services                                                 5,600,000              0.32%
Gaming                                                         343,063,689             19.75%
Grocery Stores/Distributors                                     16,898,831              0.97%
Health Care Supplies                                               160,000              0.01%
Hotels                                                           4,478,388              0.26%
Independent Power Producer                                      44,045,000              2.54%
Manufacturing/Service Industry                                  29,082,600              1.67%
Metals & Mining                                                 33,982,742              1.96%
Miscellaneous Manufacturing                                     32,738,325              1.88%
Packaging & Container                                           96,779,732              5.56%
Paper/Forest Products                                           10,852,108              0.62%
Petroleum & Drilling                                            30,415,000              1.75%
Products & Manufacturing                                        19,272,600              1.11%
Retail                                                          19,032,213              1.10%
Retail Food Chains                                              64,081,538              3.69%
Telecom Equipment                                               54,483,875              3.14%
Textiles                                                         2,061,125              0.12%
Transportation                                                  10,570,120              0.61%
                                                            --------------            -------
Total Corporate Bonds & Notes                               $1,468,963,190             84.58%
Total Foreign Bonds                                             55,149,603              3.17%
Total Common Stocks                                            138,533,250              7.98%
Total Preferred Stocks                                          18,484,538              1.06%
Total Warrants                                                   1,636,713              0.09%
Total Repurchase Agreement                                      13,318,623              0.77%
                                                            --------------            -------
Total Investments                                            1,696,085,917             97.65%
Receivables                                                     45,731,920              2.63%
                                                            --------------            -------
Total Assets                                                 1,741,817,837            100.28%
Less Liabilities                                                (4,968,857)            -0.28%
                                                            --------------            -------
Net Assets                                                  $1,736,848,980            100.00%


Schedule of Investments
March 31, 2004 (Unaudited)
Corporate Bonds & Notes                                                                 Value
Name of Issuer                                                  Principal               (Note B)
Advanced Materials - 0.29%
Polymer Convertible Notes, 10%, 12/31/07 (a)                    $2,720,000              $5,037,029

Advertising - 1.19%
Interpublic Group Co. Inc. Convertible Notes, 1.87%,
6/01/06                                                         22,000,000              20,653,600

Automotive & Truck - 2.54%
Lear Corp. Senior Notes Series B, 7.96%, 5/15/2005              41,450,000              44,040,625

Building & Construction - 0.41%
Aluma Enterprises, Inc., 7.5%, 12/31/01 (a)                        711,580                 692,822
Henry Company Senior Notes Series B, 10%, 4/15/08                2,500,000               2,303,125
Nualt Enterprises, Inc., 6%,12/31/04 (a) (b) (f)                 7,042,799               4,104,120
                                                                                         ---------
                                                                                         7,100,067

Chemicals - 3.91%
General Chemical Ind. Senior Sub. Notes, 10.625%,
5/01/09 (b)                                                     3,000,000                 720,000
Lyondell Senior Secured Notes Series B,
9.875%, 5/01/07 (c)                                            22,000,000              22,825,000
Lyondell Chemical Senior Secured Notes,
11.125%, 7/15/12                                               20,000,000              21,500,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08            14,510,100              13,712,044
Pioneer Americas, Inc. Senior Secured Notes, FRN
4.6625%, 12/31/06                                               1,384,357               1,328,983
Sterling Chemical, Inc., PIK 10%, 12/19/07                      8,179,301               7,893,025
                                                                                       ----------
                                                                                       67,979,052

Clothing - 0.62%
St. John Knits Senior Sub. Notes, 12.5%, 7/1/09                10,000,000              10,800,000

Conglomerate - 0.83%
JII Holdings LLC Secured Notes, Series 144A,
13%, 04/01/07                                                  12,600,000              10,773,000
Jordan Industries Senior Notes Series D,
10.375%, 8/01/07                                                6,000,000               3,600,000
                                                                                       ----------
                                                                                       14,373,000

Electric Utilities - 11.20%
Illinois Power First Mortgage Notes,
11.5%, 12/15/10 (c)                                            50,000,000              60,250,000
Nevada Power Co. Series E, 10.875%, 10/15/09                   10,000,000              11,650,000
Northwestern Corp. First Mortgage Notes, Series 144A,
7.3%, 12/01/2006                                               15,000,000              15,187,500
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10          29,000,000              35,887,500
Pacific Gas & Electric Co. Senior FRN Notes, Series 144A,
8.333%, 10/31/01                                               50,500,000              50,500,000
Pacific Gas & Electric Co. Senior Notes, Series 144A,
10.375%, 11/01/05                                               7,500,000               7,537,500
Sierra Pacific Power Co. Series A, 8%, 6/01/08                 12,385,000              13,468,687
                                                                                      -----------
                                                                                      194,481,187

Energy/Natural Resources - 9.36%
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                   5,839,000               6,262,328
Forest Oil Corp. Senior Notes, 8%, 6/15/08                     24,655,000              27,243,775
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (c) (d)                 20,000,000              23,564,700
KCS Energy, Inc. Senior Sub. Notes, 8.875%, 1/15/06            12,500,000              12,875,000
Nuevo Energy Co. Senior Sub. Notes, 9.375%, 10/01/10            3,600,000               4,005,000
Parker Drilling Co. Senior Notes Series D, 10.125%,
11/15/09 (c)                                                   19,195,000              20,754,594
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13              2,500,000               2,743,750
Pogo Producing Co. Senior Sub. Notes Series B, 10.375%,
2/15/09 (c)                                                    14,250,000              15,033,750
Swift Energy Co. Senior Sub. Notes, 10.25%, 8/01/09 (c)        10,000,000              10,700,000
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (c)        18,000,000              20,070,000
Transocean Sedco. Forex Notes, 6.75%, 4/15/05                   1,840,000               1,925,295
Williams Co. Notes, 6.625%, 11/15/2004                          7,580,000               7,769,500
Wiser Oil Co. Senior Sub. Notes, 9.5%, 5/15/07                  9,655,000               9,606,725
                                                                                      -----------
                                                                                      162,554,417

Entertainment - 2.31%
AMC Entertainment, Inc. Senior Sub. Notes,
9.875%, 2/01/12                                                16,500,000              17,985,000
AMC Entertainment, Inc. Senior Sub. Notes,
9.5%, 2/01/11                                                  12,296,000              12,849,320
Cinemark USA, Inc. Senior Sub. Notes Series B,
9.625%, 8/01/08                                                 6,675,000               6,975,375
Regal Cinemas, Inc. Senior Sub. Notes Series B,
9.375%, 2/01/12                                                 2,000,000               2,260,000
                                                                                       ----------
                                                                                       40,069,695

Financial Services - 1.86%
Finova Group, Inc. Notes, 7.5%, 11/15/09                        9,085,000               5,609,987
Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06          15,000,000              14,925,000
Metris Companies, Inc. Senior Notes, 10%, 11/01/04              2,000,000               1,990,000
Providian Financial Corp. Convertible Notes,
3.25%, 8/15/05 (c)                                             10,000,000               9,813,000
                                                                                       ----------
                                                                                       32,337,987

Food & Beverage - 1.66%
Chiquita Brands Senior Notes, 10.56%, 3/15/09                  23,328,697              25,778,210
Mrs. Fields Brands Financing Co. Gtd., Series 144A,
9%, 3/15/11                                                     3,500,000               2,975,000
                                                                                       ----------
                                                                                       28,753,210

Food Processing - 0.14%
Agrilink Foods, Inc. Senior Sub. Notes,
11.875%, 11/01/08                                               2,251,000               2,386,060

Food Service - 1.20%
Aurora Food, Inc. Senior Sub. Notes Series D,
9.875%, 2/15/07 (b)                                             9,000,000               7,650,000
Aurora Food, Inc. Senior Sub. Notes Series B, 9.875%,
2/15/07 (b)                                                     4,500,000               3,825,000
Aurora Food, Inc. Senior Sub., 8.75%, 7/01/08 (b)               8,250,000               7,012,500
B&G Foods Senior Sub. Notes Series D, 9.625%, 8/01/07           2,250,000               2,311,875
                                                                                       ----------
                                                                                       20,799,375

Funeral Services - 0.32%
Alderwoods Group, Inc. Senior Notes, 12.25%, 1/02/09            5,000,000               5,600,000


Gaming - 19.75%
Aztar Corp. Senior Sub. Notes, 8.875%, 5/15/07                  1,457,000               1,507,995
Coast Hotels & Casino Co. Gtd. Notes, 9.5%, 4/01/09 (c)        15,000,000              15,750,000
Harrah's Operating Co., Inc. Senior Sub. Notes,
7.875%, 12/15/05                                               58,941,000              63,803,633
Hollywood Park Inc., Senior Sub. Notes Series B, 9.25%,
2/15/07                                                        27,307,000              27,955,541
MGM Mirage, Inc. Senior Sub Notes, 9.75%, 06/01/07 (c)         26,857,000              31,019,835
MGM Mirage, Inc., 7.25%, 10/15/06                               3,000,000               3,240,000
Park Place Entertainment Senior Sub. Notes, 7.875%,
12/15/05 (c)                                                   39,164,000              41,709,660
Park Place Entertainment Senior Notes, 8.5%, 11/15/06          12,730,000              14,162,125
Park Place Entertainment Senior Sub. Notes, 9.375%,
02/15/07                                                       10,000,000              11,275,000
Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06      90,530,000              75,139,900
Venetian Casino/Las Vegas Sands Co. Gtd., 11%, 6/15/10         50,000,000              57,500,000
                                                                                      -----------
                                                                                      343,063,689

Grocery Stores/Distributors - 0.97%
Fleming Co., Inc. Senior Sub. Notes, 9.875%, 5/01/12 (b)       26,000,000                  32,500
Fleming Co., Inc. Senior Sub. Notes Series D, 10.625%,
7/31/07 (b)                                                    10,000,000                  12,500
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (b)           15,000,000               1,950,000
Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009 (b)       3,000,000                     300
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (b)              8,309,000               1,080,170
Pathmark Stores, Inc. Senior Sub. Notes, Series 144A, 8.75%,
2/01/12 (c)                                                    11,500,000              12,017,500
Penn Traffic Senior PIK Notes, 11%, 6/29/09 (b)                10,032,560               1,805,861
                                                                                       ----------
                                                                                       16,898,831

Health Care Supplies - 0.01%
Global Health Sciences Co. Senior Notes, 11%, 5/1/08 (a) (b)    5,000,000                 160,000

Hotels - 0.26%
Starwood Hotels and Resorts Notes, 6.75%, 11/15/05              4,255,000               4,478,388

Independent Power Producer - 2.54%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10 (c)                                                    25,000,000              23,000,000
Calpine Corp. Senior Secured Notes, 8.75%, 7/15/13 (c)         23,000,000              21,045,000
                                                                                       ----------
                                                                                       44,045,000

Manufacturing/Service Industry - 1.67%
Blount, Inc. Senior Notes, 7%, 6/15/05                         14,505,000              14,795,100
Haynes International Senior Notes, 11.625%, 9/01/04 (b)        10,000,000               6,600,000
Key Components LLC Senior Notes, 10.5%, 6/01/08                 7,500,000               7,687,500
                                                                                       ----------
                                                                                       29,082,600
Metals & Mining - 1.96%
Golden Northwest Aluminum First Mortgage Notes, 12%,
12/15/06 (b)                                                   12,500,000               2,500,000
Inland Steel Corp. First Mortgage Notes Series R, 7.9%,
1/15/07                                                         6,500,000               6,175,000
Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%,
2/01/03 (b)                                                    46,230,000               5,547,600
Kaiser Aluminum Chemical Corp. Senior Notes Series B,
10.875%, 10/15/06 (b)                                          12,000,000              10,980,000
Kaiser Aluminum Chemical Corp. Series D, 10.875%,
10/15/06 (b)                                                    1,500,000               1,372,500
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (b)             8,000,000                 120,000
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (b)          7,500,000                 112,500
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (b)                                                     1,002,831                  50,142
Ormet Corp. Senior Notes, 11%, 8/15/08 (b)                     15,000,000               7,125,000
                                                                                       ----------
                                                                                       33,982,742

Miscellaneous Manufacturing - 1.88%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06               6,645,000               5,216,325
Samsonite Corp. Senior Sub. Notes, 10.75%, 6/15/08             26,400,000              27,522,000
                                                                                       ----------
                                                                                       32,738,325

Packaging & Container - 5.56%
Ball Corp. Senior Notes, 7.75%, 8/01/06                        21,383,000              23,254,013
Crown Cork and Seal Notes, 8.375%, 1/15/05                      7,500,000               7,837,500
Crown Euro Holdings SA Secured Notes, 9.5%, 3/01/11            23,000,000              25,817,500
Owens-Illinois, Inc. Senior Notes, 7.15%, 5/15/05 (c)          33,000,000              34,155,000
Viskase Companies, Inc. Senior Sub. Secured PIK Notes, 8%,
12/01/08                                                        8,793,414               5,715,719
                                                                                       ----------
                                                                                       96,779,732
Paper/Forest Products - 0.62%
American Tissue, Inc. Senior Secured Notes, 12.5%,
7/15/06 (b)                                                    14,061,292                 140,613
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (b)                14,950,000                   1,495
Four M Corp. Senior Notes Series B, 12%, 6/01/06                1,500,000               1,485,000
Stone Container Corp. Senior Notes, 11.5%, 8/15/06 (c)          9,000,000               9,225,000
                                                                                       ----------
                                                                                       10,852,108



Petroleum & Drilling - 1.75%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10                  2,000,000               2,220,000
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10          1,000,000               1,105,000
Pride International Inc. Senior Notes, 10%, 6/01/09             7,000,000               7,385,000
Southern Natural Gas Senior Notes, 8.875%, 3/15/10              3,000,000               3,330,000
Tesoro Petroleum Corp. Senior Sub. Notes, 9%, 7/01/08 (c)      11,000,000              11,481,250
Tesoro Petroleum Corp. Secured Notes, 8%, 4/15/08               4,500,000               4,893,750
                                                                                       ----------
                                                                                       30,415,000

Products & Manufacturing - 1.11%
Motors and Gears, Inc. Senior Notes Series D, 10.75%,
11/15/06                                                       22,410,000              19,272,600

Retail - 1.10%
Eye Care Centers of America, Inc. Senior Notes, 9.125%,
5/01/08                                                        10,000,000               9,987,500
Eye Care Centers Sub. Notes FRN, 5.27%, 5/01/08                 5,000,000               4,800,000
National Vision Senior Notes, 12%, 3/30/09                      7,382,109               4,244,713
                                                                                       ----------
                                                                                       19,032,213

Retail Food Chains - 3.69%
Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08       58,768,700              53,185,674
American Restaurant Group Senior Notes Series D, 11.5%,
11/01/06                                                       15,886,000               7,943,000
Planet Hollywood Secured, 9%, 3/30/10 (a) (b)                     942,093                 449,976
Romacorp, Inc. Senior Notes, 10.5%, 12/31/08 (a) (f)            4,171,480               2,502,888
                                                                                       ----------
                                                                                       64,081,538

Telecom Equipment - 3.14%
Qwest Corp. Notes, 7.2%, 11/01/04 (c)                          53,155,000              54,483,875

Textiles - 0.12%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (b)     25,725,000               1,414,875
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (b)     11,750,000                 646,250
                                                                                        ---------
                                                                                        2,061,125

Transportation - 0.61%
Avis Rent A Car Senior Sub. Notes, 11%, 5/01/09 (c)            10,000,000              10,570,120

Total Corporate Bonds & Notes - 84.58%
(cost - $1,699,851,011)                                                            $1,468,963,190

Foreign Bonds                                                                           Value
Name of Issuer                                                  Principal               (Note B)
Foreign Bonds - 3.17%
Brazil C Bond Debentures, 8%, 4/15/14                         $12,314,100             $11,990,855
Argentina Global Bonds, 12%, 6/19/31                           34,249,578               9,504,258
Republic of Brazil Discount Series Z-L, 14.5%, 10/15/09        26,366,000              33,629,833
Euro Stabilization Advances, 12/15/26 (e)                     GBP 133,613                  24,657
                                                                                       ----------
Total Foreign Bonds - (cost - $56,808,166)                                             55,149,603

Stocks                                                          Number of               Value
Name of issuer                                                  Shares                  (Note B)
Common Stock - 7.98%
American Restaurant Group, Inc. (a) (e)                            10,244                $217,493
Catalina Restaurant Group (a) (e)                                 276,475               1,331,249
Chiquita Brands, Inc. (e)                                       1,039,148              21,666,236
Chubb Corp. (c)                                                   300,000              20,862,000
Continental Airlines, Class B (e)                                     264                   3,308
Darling International, Inc. (e)                                   745,530               2,534,802
Denny's Corp. (e)                                               1,217,762               2,606,011
Dictaphone, Inc. (e)                                              225,489               1,352,934
Evenflo Corp. (a) (e)                                             509,091               2,036,364
International Airline Support Group (e)                           219,540                   6,586
J P Morgan Chase & Co.                                            370,000              15,521,500
Kronos Worldwide, Inc.                                            258,744               7,837,356
Laroche Industries, Inc. (a) (e)                                   36,000                 381,600
Lodgian, Inc. (e)                                                 514,070               3,146,108
MAXXAM, Inc. (e)                                                  200,000               5,576,000
National Vision, Inc. (e)                                         349,783                 594,631
NL Industries                                                     510,200               7,091,780
Nualt Enterprises (a) (e) (f)                                      10,752                     108
Pathmark Stores (e)                                             1,600,398              12,771,176
Penn Traffic (e)                                                1,906,164                 285,925
Pioneer America (e)                                               282,700               1,540,715
Planet Hollywood International, Inc. (a) (e) (f)                    2,402                      24
Polymer Group, Inc., Class A (e)                                  331,594               4,476,519
Prandium (e)                                                      869,935                  60,895
Safelite Glass Corp., Class B (a) (e) (f)                         109,677                 877,416
Safelite Realty Corp. (a) (f)                                       7,403                 148,060
Smurfit-Stone Container (e)                                       257,142               4,520,556
Sterling Chemical, Inc. (e)                                       245,738               6,266,319
Tokheim (e) (f)                                                   180,224                     901
Trilanco 2 Limited (a) (e) (f)                                         98                       1
Trilanco 3 Limited (a) (e) (f)                                         98                       1
Viskase Cos., Inc. (e) (f)                                      1,293,291                 517,316
Walter Industries, Inc.                                           500,000               5,970,000
WestPoint Stevens, Inc. (e)                                     1,600,000                  17,600
Zions Bancorporation                                              145,600               8,313,760
                                                                                      -----------
Total Common Stocks - (cost - $361,931,235)                                           138,533,250

Preferred Stocks - 1.06%
Chubb Corp. 7%                                                    200,000              $5,700,000
Lodgian, Inc. PIK 12.25%                                          487,030              12,784,538
                                                                                       ----------
Total Preferred Stocks - (cost $15,092,181)                                            18,484,538

                                                                Number of
Warrants                                                        Shares or               Value
Name of Issuer                                                  Units                   (Note B)
Warrants - 0.09%
Dictaphone Warrants (a) (e)                                       203,566                 $35,624
Key Energy Service Warrants (a) (e)                                15,000               1,472,289
Safelite Glass Corp. A Warrants (a) (e) (f)                       268,789                  10,811
Safelite Glass Corp. B Warrants (a) (e) (f)                       179,192                   8,538
Sterling Chemical Warrants (a) (e)                                 83,125                 109,451
                                                                                        ---------
Total Warrants - (cost - $17,150,521)                                                   1,636,713

Repurchase Agreement - 0.77%
Investors Bank & Trust Repurchase Agreement, 0.76% due
04/01/04                                                                              $13,318,623
                                                                                      -----------
Total Repurchase Agreement -
(cost - $13,318,623)                                                                   13,318,623
                                                                                      -----------
Total Investments - 97.65%
(cost - $2,164,151,737)                                                             1,696,085,917
                                                                                    -------------
Net Other Assets - 2.35%                                                               40,763,063
                                                                                    -------------
Net Assets - 100%                                                                  $1,736,848,980
                                                                                   ==============
* Acquired on March 31, 2004. Collateralized by $13,984,555 of U.S. Government mortgage-backed securities due through 12/25/28. The maturity value is $13,318,905.

(a) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(b) Non-income producing security due to default or bankruptcy filing.
(c) All or a portion of security has been pledged to collateralize short-term borrowings.
(d) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(e) Non-income producing security.
(f) All or a portion of security is restricted. The aggregate market value of restricted securities as of
March 31, 2004 is $8,170,184 or .47% of net assets.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

The accompanying notes are an integral part of the financial statements.

Statement of Assests and Liabilities
March 31, 2004

Assets

Investments - at market value (cost $2,164,151,737)                             $1,696,085,917
Receivable for interest                                                             39,640,008
Receivable for shares sold                                                           5,932,901
Receivable for dividends                                                               117,000
Cash                                                                                    42,011
                                                                                --------------
Total Assets                                                                     1,741,817,837

Liabilities
Payable for shares repurchased                                                      $2,500,892
Payable for trustee fees                                                             2,171,977
Accrued expenses                                                                       295,988
                                                                                --------------
Total Liabilities                                                                    4,968,857

Net Assets                                                                      $1,736,848,980
                                                                                ==============
Net Assets Consist of:
Capital, at a $1.00 par value                                                     $229,444,750
Paid in surplus                                                                  2,118,973,103
Distribution in excess of net investment income                                     (7,217,193)
Accumulated net realized loss on investments                                      (136,285,860)
Net unrealized depreciation of investments                                        (468,065,820)
                                                                                --------------
Net Assets                                                                      $1,736,848,980
                                                                                ==============

Net Asset Value, offering price and redemption price per share
($1,736,848,980/229,444,750 shares)                                                     $7.57
                                                                                        =====

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

Six Months Ended March 31, 2004

Investment Income
Interest                                                                           $79,886,550
Dividends                                                                              975,492
Other Income                                                                           233,544
                                                                                   -----------
Total Income                                                                        81,095,586

Expenses
Trustee fees                                                                        $4,376,338
Administrative expenses and salaries                                                   575,525
Interest expense                                                                       410,397
Printing, postage and stationary fees                                                  169,600
Auditing fees                                                                          114,375
Computer and related expenses                                                           85,700
Commitment fees                                                                         81,845
Legal fees                                                                              66,300
Insurance                                                                               45,750
Registration and filing fees                                                            43,840
Telephone                                                                                9,875
Custodian fees                                                                           5,375
Other expenses                                                                          21,325
                                                                                     ---------
Total Expenses                                                                       6,006,245

Net Investment Income                                                               75,089,341
Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions                                      (8,359,762)
Change in unrealized appreciation (depreciation) of investments                    105,568,745
                                                                                  ------------
Net Increase in Net Assets Resulting from Operations                              $172,298,324

The accompanying notes are part of the financial statements.

Statements of Changes
in Net Assets
                                                                Six Months
                                                                Ended                           Year Ended
                                                                March 31, 2004                  September 30,
                                                                (unaudited)                     2003
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                           $75,089,341                     $139,699,179
Net realized loss from investment transactions                   (8,359,762)                     (35,541,377)
Change in unrealized appreciation (depreciation) of
investments                                                     105,568,745                       78,288,225
                                                                -----------                     ------------
Net Increase in Net Assets Resulting
from Operations                                                 172,298,324                      182,446,027
                                                                -----------                     ------------
Distributions to Shareholders from Net Investment
Income                                                          (80,360,072)                    (137,749,390)
                                                                -----------                     ------------
From Net Trust Share Transactions                              (149,817,875)                     278,561,972
                                                                -----------                     ------------
Total Increase (Decrease) in Net Assets                         (57,879,623)                     323,258,609
Net Assets:
Beginning of Period                                           1,794,728,603                    1,471,469,994
                                                              -------------                    -------------
End of Period                                                $1,736,848,980                   $1,794,728,603
                                                             ==============                   ==============


The accompanying notes are an integral part of the financial statements.

                                Six Months
                                Ended
                                March 31,
                                2004                                        Year Ended September 30,
                                (unaudited)     2003           2002~           2001            2000            1999
Per Share Data^
Net Asset Value:
Beginning of Period               $7.19         $7.05           $7.42           $9.08           $10.08          $10.42
Income From
Investment
Operations:
Net investment income              0.31          0.56            0.65            0.92             1.02            1.05
Net realized and
unrealized (loss) on
investment                         0.41          0.14          (0.35)          (1.61)           (0.90)          (0.23)
                                  ------        ------          ------          ------           ------          ------
Total from investment
operations                         0.72          0.70            0.30           (0.69)            0.12            0.82
Less Distributions:
Net investment income             (0.34)        (0.56)          (0.67)          (0.97)           (1.12)          (0.98)
Capital Gain                         -             -               -               -                -            (0.18)
                                  -------       ------          ------          ------           ------          ------
Net Asset Value:
End of Period                      $7.57         $7.19           $7.05           $7.42            $9.08          $10.08
                                  -------        ------          ------          ------           ------         ------
Total Return                       10.23%        10.43%           4.00%           (8.18%)          1.29%          7.99%

Ratios & Supplemental
Data
Net assets end of period
(in millions)                     $1,736.8       $1,794.7       $1,471.5          $1,172.1        $1,430.1       $2,059.1

Ratio of operating
expenses to average
net assets*                        0.69%#         0.65%           0.70%            0.86%           1.22%          0.73%

Ratio of interest expense
to average net assets              0.05%#         0.00%           0.00%            0.21%           0.61%          0.12%

Ratio of net investment
income to average net
assets                             8.61#%         7.97%           8.61%           11.10%           10.84%         9.99%

Portfolio turnover rate            5.42%         13.47%          17.61%           22.03%            3.80%         27.00%

* Includes Interest Expense When Applicable

^Per Share Data calculated using the Average Share Method

~As required, effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

# Annualized


Notes to Financial Statements for the six months ended March 31, 2004 (unaudited)

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies

Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Securities may also be valued on the basis of valuations furnished by a pricing service that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. The market value of securities fair valued by the Board of Trustees on March 31, 2004 was $19,416,024, which represented 1.12% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium.

The value of additional securities received as an interest payment is recorded as income and as the cost basis of such securities.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the six months ended March 31, 2004 was $70,000.

The total number of the Trust's shares owned beneficially by the Trustees, officers and members of their immediate families on March 31, 2004 was 1,908,591 shares (.83%) of shares outstanding.

Note D - Shares of Beneficial Interest
At March 31, 2004, there were unlimited shares of beneficial interest authorized with a par value of $1.00 Transactions in shares of beneficial interest were as follows:

                                                        Six months Ended                                Year Ended
                                                        March 31, 2004                                  September 30, 2003
                                                Shares          Amount                          Shares          Amount
Shares Sold                                     43,645,185      $325,666,554                    243,147,352     $1,709,994,019
Shares issued to shareholders
in reinvestment of distributions
from net investment income                       7,961,252        58,273,650                     14,627,732        101,920,813
                                                ----------      ------------                    -----------     --------------
                                                51,606,437       383,940,204                    257,775,084      1,811,914,832
Shares repurchased                             (71,777,252)     (533,758,079)                  (217,138,743)    (1,533,352,860)
                                               -----------      ------------                    -----------     --------------
Net Increase (Decrease)                        (20,170,815)    ($149,817,875)                     40,636,341      $278,561,972


Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $235,584,902 and $95,838,695, respectively, for the six months ended March 31, 2004.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At March 31, 2004 the Trust had unused lines of credit amounting to $200,000,000 and there was no outstanding balance on such lines of credit. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the six months ended March 31, 2004 was as follows:
Distributions paid from:
Ordinary income                                                 $80,360,072

At March 31, 2004 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
Tax cost                                                        $2,164,151,737
Gross unrealized gain                                              124,410,357
Gross unrealized loss                                             (592,476,177)
                                                                --------------
Net unrealized security gain (loss)                             $ (468,065,820)
                                                                ==============

                                                        Principal
                        Position(s)                                 Occupation(s)
                        Held                 Length of              During                      Other Directorships
Name, Address and Age   with Trust           Time Served(1)         Last 5 Years                Held by Trustee

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad        Trustee              43 years              Trustee of the Trust,        Century Shares Trust
50 Congress Street                                                 Chairman until May,          Century Capital
Boston, MA                                                         2000                         Management Trust
Age 73                                                                                          The New America High
                                                                                                Income Fund, Inc.
                                                                                                Northeast Investors
                                                                                                Growth Fund
Bruce H. Monrad         Chairman and         10 years              Trustee and Officer of
50 Congress Street      Trustee                                    the Trust
Boston, MA
Age 42

William A. Oates, Jr.   President            23 years              Trustee and President
50 Congress Street                                                 of Northeast Investors
Boston, MA                                                         Growth Fund
Age 61

Gordon C. Barrett       Executive Vice       16 years              Officer of the Trust,
50 Congress Street      President and                              Northeast Investors
Boston, MA              CFO                                        Growth Fund,
Age 46                                                             Northeast Investors
                                                                   Management, Inc.

Robert B. Minturn       Trustee, Clerk,      23 years              Clerk and Trustee of          Northeast Investors
50 Congress Street      and Vice                                   the Trust                     Growth Fund
Boston, MA              President
Age 64

INDEPENDENT TRUSTEES

C. Earl Russell         Trustee              52 years              Adviser to the
50 Congress Street                                                 accounting firm of
Boston, MA                                                         Russell, Brier & Co.
Age 94

Fred L. Glimp           Trustee              23 years              Special Assistant to
1350 Massachusetts Ave.                                            President and former
Cambridge, MA                                                      Vice President for
Age 77                                                             Alumni Affairs and
                                                                   Development of
                                                                   Harvard University

J. Murray Howe          Trustee              17 years              Of counsel to the law
One Post Office Square                                             firm of Sullivan &
Boston, MA                                                         Worcester
Age 79

Peter J. Blampied       Trustee              3 years               President of Corcoran         Access Capital
100 Grandview Road                                                 Management Co. Inc.,          Strategies, LLC
Braintree, MA 02184                                                real estate                   Environmental
Age 61                                                                                           Corp.

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.

Trustees
Ernest E. Monrad                        Fred L. Glimp
Robert B. Minturn                       J. Murray Howe
Bruce H. Monrad                         Peter J. Blampied
C. Earl Russell

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., President
Gordon C. Barrett, Executive Vice President & C.F.O.
Robert B. Minturn, Vice President & Clerk
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal St.
Boston, MA 02110

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

Shares of the Fund are sold to investors at net asset value by

                           Northeast Investors Trust
                                150 Federal St.
                           Boston Massachusetts 02110
                         (800) 225-6704 (617) 523-3588


The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.



Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 9. Controls and Procedures.
(a) The registrants principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrants disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.
(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.


(a)(1) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                (Registrant)    Northeast Investors Trust

                                By (Signature and Title)
                                Bruce H. Monrad
                                Chairman
                                (principal executive officer)

                                Date: June 2, 2004


                                By (Signature and Title)
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)

                                Date: June 2, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                By (Signature and Title)
                                Bruce H. Monrad
                                Chairman
                                (principal executive officer)

                                Date: June 2, 2004


                                By (Signature and Title)
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)

                                Date: June 2, 2004




Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



                                        Date: June 2, 2004
                                        Bruce H. Monrad
                                        Chairman
                                        (principal executive officer)


Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


                                Date: June 2, 2004
                                Gordon C. Barrett
                                Treasurer
                                (principal financial officer)





Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the Registrant), does hereby certify, to such officers knowledge, that:

The report on Form N-CSR for the period ended September 30, 2003 of the Registrant (the Form N-CSR) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

                                Dated:   June 2, 2004
                                Bruce H. Monrad
                                Chairman
                                (Principal Executive Officer)

                                Dated:  June 2, 2004
                                Gordon C. Barrett
                                Treasurer
                                (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.